Schedule of amounts recognized in profit or loss (Details)	6 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Leases
Amortisation of right-of-use assets	$ 1,450,881	$ 1,865,688	$ 330,968
Interest expense on lease liabilities	91,093	117,136	12,536
Expense relating to short-term leases	2,456	3,158	120,000
Total amount recognized in profit or loss	$ 1,544,430	$ 1,985,982	$ 463,504